Employee Benefit Plans (Pension Plans) (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 26, 2018
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Accumulated Benefit Obligation	$ 37,700	$ 33,800
Payment for Pension Benefits	55	79	$ 2,044
Defined Benefit Plan, Benefit Obligation, Increase (Decrease) for Other Change	(93)	105	(116)
Research and development	2,452	1,878	1,876
Selling, general and administrative	3,711	2,864	2,387
Other Income	326	383	527
Non-service pension cost (benefit)	(829)	(659)	(455)
Net periodic pension and other postretirement benefit	(566)	(392)	(185)
Net periodic pension and other postretirement benefit	(566)	(392)	(185)
Product [Member]
Defined Benefit Plan Disclosure [Line Items]
Cost of Goods and Services Sold	26,910	21,083	16,385
Service [Member]
Defined Benefit Plan Disclosure [Line Items]
Cost of Goods and Services Sold	7,688	6,382	6,603
Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Payment for Pension Benefits	30	$ 79
Domestic Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Payment for Pension Benefits	$ 25		$ 1,900
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage Of Projected Benefit Obligation Comprised Of Domestic Plan Benefits	82.00%
Percentage Of Projected Benefit Obligation Comprised Of Foreign Plan Benefits	17.00%
Range Of Growth Seeking Assets In Company's Overall Investment Strategy	45% to 50
Range Of Income Generating Assets In Company's Overall Investment Strategy	50% to 55
Pecentage Of Interest Rate Sensitivity Of Pension Plan Liabilities Fixed Income Portfolio Designed To Hedge	65% to 70
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets	6.80%	6.90%	7.40%
Defined Benefit Plan Common Stock Funded Percentage	1.00%
Defined Benefit Plan, Benefit Obligation, Increase (Decrease) for Other Change	$ 124	$ (317)
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	100
Defined Benefit Plan, Expected Future Benefit Payment, Next Twelve Months	2,249
Defined Benefit Plan, Expected Future Benefit Payment, Year Two	2,059
Defined Benefit Plan, Expected Future Benefit Payment, Year Three	2,087
Defined Benefit Plan, Expected Future Benefit Payment, Year Four	2,107
Defined Benefit Plan, Expected Future Benefit Payment, Year Five	2,123
Defined Benefit Plan, Expected Future Benefit Payment, Five Fiscal Years Thereafter	10,645
Defined Benefit Plan, Pension Plan with Accumulated Benefit Obligation in Excess of Plan Assets, Projected Benefit Obligation	37,941	24,796
Defined Benefit Plan, Plan with Accumulated Benefit Obligation in Excess of Plan Assets, Accumulated Benefit Obligation	37,599	24,471
Actuarial loss (gain)	4,247	(1,938)
Net settlement and curtailment gain (loss)	59	(3)	$ (3)
Net periodic pension and other postretirement benefit	(544)	(404)	(206)
Actuarial loss (gain)	4,247	(1,938)
Net settlement and curtailment gain (loss)	59	(3)	(3)
Net periodic pension and other postretirement benefit	$ (544)	$ (404)	$ (206)
Pension Plan [Member] | Domestic Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets	6.50%	7.00%
Pension Plan [Member] | UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss (gain)	$ (425)
Net settlement and curtailment gain (loss)	98
Net periodic pension and other postretirement benefit	39
Defined Benefit Plan Actuarial Gain	180
Actuarial loss (gain)	(425)
Net settlement and curtailment gain (loss)	98
Net periodic pension and other postretirement benefit	39
Pension Plan [Member] | UNITED STATES | Remeasurement loss [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss (gain)	(605)
Actuarial loss (gain)	$ (605)
Rockwell Collins [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, liability, pension projected benefit obligation				$ 3,700
Business combination, recognized identifiable assets acquired and liabilities assumed, asset, pension plan assets				$ 3,400